Summary of investments other than investments in related parties	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of investments other than investments in related parties

Schedule I

Summary of investments other than investments in related parties

As at December 31, 2018
Amounts in million EUR	Cost[1]	Fair value	Book value
Shares:

Available-for-sale	451	478	478

Fair value through profit or loss	1,554	1,682	1,682

Bonds:

Available-for-sale and held-to-maturity:

US government	6,973	7,449	7,449

Dutch government	4,908	6,040	6,040

Other government	11,293	11,957	11,957

Mortgage backed	6,275	6,557	6,557

Asset backed	4,948	4,958	4,958

Corporate	39,770	40,379	40,379

Money market investments	5,955	5,955	5,955

Other	919	902	902
Subtotal	81,039	84,196	84,196

Bonds:

Fair value through profit or loss	3,901	3,913	3,913

Other investments at fair value through profit or loss	2,325	3,002	3,002

Mortgages	36,240	39,758	36,240

Private loans	4,103	4,494	4,103

Deposits with financial institutions	141	141	141

Policy loans	1,973	1,973	1,973

Other	196	196	196
Subtotal	42,653	46,562	42,653

Real estate:

Investments in real estate		2,700	2,700
Total		142,534	138,625

[1]	Cost is defined as original cost for available-for-sale shares and amortized cost for available-for-sale and held-to-maturity bonds